Employee Benefits - Expenses Related to Defined Benefit Plans Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 150,136	₩ 163,652	₩ 194,469
Past service cost			(32,006)
Net interest cost	(5,895)	(2,983)	534
Expenses related to defined benefit plans	144,241	160,669	162,997
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	110,750	122,369	119,147
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	6,631	8,505	10,600
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	16,496	17,875	18,360
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	₩ 10,364	₩ 11,920	₩ 14,890